united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23949

Axxes Opportunistic Credit Fund

(Exact name of registrant as specified in charter)

3011Ponce de Leon Blvd. Suite 1420 Coral Gables, FL 33134

(Address of principal executive offices) (Zip code)

Joseph DaGrosa, Jr.

3011Ponce de Leon Blvd. Suite 1420 Coral Gables, FL 33134

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-462-9937

Date of fiscal year end: 3/31

Date of reporting period: 9/30/25

Item 1. Reports to Stockholders.

(a)

Axxes Opportunistic Credit Fund

Class I Shares (AXOIX)

Semi-Annual Report

September 30, 2025

1-877-462-9937

www.axxescapital.com

Distributed by Ultimus Fund Distributors, LLC

Member FINRA

AXXES OPPORTUNISTIC CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 93.1%
	CLO — 89.6%
250,000	Aimco CLO 14 Ltd. Series 14X E2R(a),(b)	TSFR3M + 6.500%	10.4175	10/20/38	$251,250
325,000	Allegro CLO XII Ltd. Series 1X E1R(a),(b)	TSFR3M + 7.400%	11.7250	07/21/37	327,023
325,000	Allegro Clo XVIII Ltd. Series 4X E1(a),(b)	TSFR3M + 6.360%	10.6780	01/25/38	322,121
325,000	Ares LXIII CLO Ltd. Series 63X ER(a),(b)	TSFR3M + 6.000%	10.2830	10/15/38	329,342
350,000	Battalion CLO XXVIII Ltd. Series 28X E(a),(b)	TSFR3M + 5.700%	10.0250	01/20/38	351,053
325,000	Cedar Funding VIII Clo Ltd. Series 8X ERR(a),(b)	TSFR3M + 6.420%	10.3020	01/17/38	326,631
325,000	Dryden 87 CLO Ltd. Series 87X ER(a),(b)	TSFR3M + 6.350%	10.5670	08/20/38	328,330
325,000	Elevation CLO 2021-12 Ltd. Series 12X ER(a),(b)	TSFR3M + 7.480%	11.8050	04/20/37	325,913
250,000	Elmwood CLO 16 Ltd. Series 3X ER(a),(b)	TSFR3M + 6.750%	11.0750	04/20/37	251,593
325,000	Generate CLO 8 Ltd. Series 8X ER2(a),(b)	TSFR3M + 6.350%	10.6750	01/20/38	325,007
325,000	KKR CLO 29 Ltd. Series 29X ER(a),(b)	TSFR3M + 7.080%	11.3970	07/15/37	325,030
325,000	KKR CLO 30 Ltd. Series 30X ER2(a),(b)	TSFR3M + 6.860%	10.7420	04/17/37	327,591
325,000	KKR CLO 49 Ltd. Series 49X ER(a),(b)	TSFR3M + 6.820%	11.1450	10/20/37	328,286
325,000	Madison Park Funding LV Ltd. Series 55X ER(a),(b)	TSFR3M + 6.000%	10.3290	07/18/37	325,388
325,000	Morgan Stanley Eaton Vance CLO 2023-19 Ltd. Series 19X ER(a),(b)	TSFR3M + 5.500%	9.8170	07/15/38	319,313
325,000	Palmer Square CLO 2021-4 Ltd. Series 4X FR(a),(b)	TSFR3M + 8.000%	12.2710	07/15/38	310,456
325,000	Regatta XI Funding Ltd. Series 1X FR(a),(b)	TSFR3M + 8.620%	12.5020	07/17/37	314,539
325,000	Rockford Tower CLO 2021-3 Ltd. Series 3X ER(a),(b)	TSFR3M + 7.420%	11.7370	01/15/38	326,649
325,000	Rockford Tower CLO 2022-3 Ltd. Series 3X ER(a),(b)	TSFR3M + 7.420%	11.7450	07/20/37	327,193
325,000	Symphony CLO XXXII Ltd. Series 32X ER(a),(b)	TSFR3M + 5.800%	10.0690	10/23/35	323,835
					6,366,543
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
250,000	Empower CLO 2023-2 Ltd. Series 2X ER(a),(b)	TSFR3M + 5.600%	9.8900	10/15/38	248,762

	TOTAL ASSET BACKED SECURITIES (Cost $6,645,378)				6,615,305

See Notes to Consolidated Financial Statements.

AXXES OPPORTUNISTIC CREDIT FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
379,253	Fidelity Treasury Portfolio, Class I, 4.01% (Cost $379,253) (c)	$379,253

	TOTAL INVESTMENTS - 98.4% (Cost $7,024,631)	$6,994,558
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	108,615
	NET ASSETS - 100.0%	$7,103,173

CLO - Collateralized Loan Obligation

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	All or a portion of this investment is a holding of the AOCF Cayman SPV. See note 1.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See Notes to Consolidated Financial Statements.

Axxes Opportunistic Credit Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2025

ASSETS
Investment securities:
At cost	$7,024,631
At fair value	$6,994,558
Cash	250,000
Interest receivable	137,999
Receivable for securities sold	566,563
Deferred offering costs	79,633
TOTAL ASSETS	8,028,753

LIABILITIES
Payable for securities purchased	824,438
Other accrued expenses	101,142
TOTAL LIABILITIES	925,580

NET ASSETS	$7,103,173

Net Assets Consist Of:
Paid in capital	$7,099,000
Accumulated earnings	4,173
NET ASSETS	$7,103,173

Net Asset Value Per Share:
Class I Shares:
Net Assets	$7,103,173
Shares of beneficial interest outstanding ($0 par value. unlimited shares authorized)	709,900
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.01

See Notes to Consolidated Financial Statements.

Axxes Opportunistic Credit Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025 (a)

INVESTMENT INCOME
Interest	$62,018
TOTAL INVESTMENT INCOME	62,018

EXPENSES
Investment advisory fees (See Note 4)	10,195
Audit fees	32,258
Trustees fees and expenses	19,355
Offering costs	16,676
Legal fees	8,064
Insurance expense	7,733
Administrative services fees	7,192
Fund accounting fees	6,425
Transfer agent fees	5,226
Registration fees	4,795
Printing	4,795
Incentive fees (See Note 4)	4,516
Custodian fees	460
Other expenses	323
TOTAL EXPENSES	128,013

Less: Fees waived/reimbursed by the Adviser (See Note 4)	(106,504)

NET EXPENSES	21,509

NET INVESTMENT INCOME	40,509

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(6,263)
Net change in unrealized depreciation on investments	(30,073)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(36,336)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,173

(a)	Commencement of operations was August 26, 2025.

See Notes to Consolidated Financial Statements.

Axxes Opportunistic Credit Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended
September 30, 2025 (a)
FROM OPERATIONS
Net investment income	$40,509
Net realized loss from investments	(6,263)
Net change in unrealized appreciation (depreciation) on investments	(30,073)
Net increase in net assets resulting from operations	4,173

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	6,999,000
Net increase in net assets from shares of beneficial interest	6,999,000

TOTAL INCREASE IN NET ASSETS	7,003,173

NET ASSETS
Beginning of Period	100,000
End of Period	$7,103,173

SHARE ACTIVITY
Class I:
Shares Sold	699,900
Net increase from share activity	699,900

(a)	Commencement of operations was August 26, 2025.

See Notes to Consolidated Financial Statements.

Axxes Opportunistic Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Period Ended
	September 30,
	2025 (a)
	(Unaudited)

Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income (b)	0.06
Net realized and unrealized gain (loss) on investments	(0.05)
Total from investment operations	0.01

Net asset value, end of period	$10.01

Total return (c)	0.10	% (d)

Net assets, end of period (000s)	$7,103

Ratio of gross expenses to average net assets	18.84	% (e)
Ratio of net expenses to average net assets	3.16	% (e)
Ratio of net investment income to average net assets	5.96	% (e)

Portfolio Turnover Rate	9	% (d)

(a)	The Fund commencement of operations was August 26, 2025.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Had the Adviser not waived its fees and reimbursed expenses, total return would have been lower.

(d)	Not annualized.

(e)	Annualized.

See Notes to Consolidated Financial Statements.

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2025

1.	ORGANIZATION

Axxes Opportunistic Credit Fund (the “Fund”) was organized as a Delaware statutory trust on December 4, 2023, and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. The Fund’s investment objective is to generate attractive risk-adjusted returns primarily from current income and, to a lesser extent, from capital appreciation.

The Fund offers three classes of shares of beneficial interest (“Shares”), designated as Class A Shares, Class C Shares, and Class I Shares. Class C and Class I Shares are offered at net asset value. Class A Shares are offered at net asset value plus a maximum sales charge of 5.75%. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of September 30, 2025, Class A and Class C Shares had not commenced investment operations.

Consolidation of a Subsidiary – The consolidated financial statements of the Fund include AOCF Cayman SPV (“ACS”) (the “Subsidiary”) a limited liability company and wholly owned subsidiary of the Fund. All intercompany accounts and transactions have been eliminated. As of September 30, 2025, the net assets of ACS were $6,743,092, which is 95% of the Fund’s consolidated net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief or Principal Financial Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Pursuant to the valuation procedures approved by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, the Fund relies on certain security pricing services to provide the current market value of securities. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its net asset value (“NAV”), such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by the valuation designee pursuant to Rule 2a-5. Fair valuation may require subjective determinations about the value of a security. Although the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at its direction will accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

There is no single standard for determining fair value of a security. Rather, the valuation designee’s fair value calculations will involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the fair value determined for a security may differ from its actual realizable value or future fair value. As part of its due diligence, the Valuation Designee will attempt to obtain current information on an ongoing basis from market sources or issuers to value all fair valued securities.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025, for the Fund’s assets measured at fair value:

Assets*	Level I	Level 2	Level 3	Total
Asset Backed Securities	$—	$6,615,305	$—	$6,615,305
Short-Term Investment	379,253	—	—	379,253
Total	$379,253	$6,615,305	$—	$6,994,558

*	Refer to the Schedule of Investments for state classifications.

The Fund did not hold any Level 3 securities.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method or where applicable, the first call date of the security.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended September 30, 2025. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. All or a portion of a distribution may consist of return of capital, shareholders should not assume that the source of a distribution is net income.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Indemnification – The Fund indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Organizational and Offering Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over 12 months using the straight-line method.

3.	PRINCIPAL INVESTMENT RISKS

Debt Securities Risk – Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk – The Fund is subject to the risks of changes in interest rates. While it is expected that the majority of the Fund’s investments will be in floating rate loans, which typically re-price every 90 days, some of the Fund’s investments may be in fixed rate loans and similar debt obligations. The value of such fixed rate loans is susceptible to general changes in interest rates. A decline in interest rates could reduce the amount of current income the Fund is able to achieve from interest on fixed-income securities and convertible debt. An increase in interest rates could reduce the value of any fixed income securities and convertible securities owned by the Fund. To the extent that the cash flow from a fixed income security is known in advance, the present value (i.e., discounted value) of that cash flow decreases as interest rates increase; to the extent that the cash flow

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

is contingent, the dollar value of the payment may be linked to then prevailing interest rates. Moreover, the value of many fixed income securities depends on the shape of the yield curve, not just on a single interest rate. Thus, for example, a callable cash flow, the coupons of which depend on a short rate such as three-month Secured Overnight Financing Rate (“SOFR”), may shorten (i.e., be called away) if the long rate decreases. In this way, such securities are exposed to the difference between long rates and short rates.

High Yield Debt Risk – The Fund may invest in high yield debt (or “junk bonds”). A substantial portion of the high yield debt in which the Fund intends to invest are rated below investment-grade by one or more nationally recognized statistical rating organizations or are unrated but of comparable credit quality to obligations rated below investment-grade and have greater credit and liquidity risk than more highly rated debt obligations. Lower-rated securities may include securities that have the lowest rating or are in default. High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. High yield debt may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade debt securities. Certain of these securities may not be publicly traded, and therefore, it may be difficult to accurately value certain portfolio securities and to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often less liquid than higher rated securities. Because investment in high yield debt involves greater investment risk, achievement of the Fund’s investment objectives will be more dependent on the Sub-Adviser’s analysis than would be the case if the Fund were investing in higher quality debt securities.

Liquidity Risk – the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities. Inventories of municipal bonds held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell bonds, and increase bond price volatility and trading costs, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of municipal bonds, which may further decrease the Fund’s ability to buy or sell bonds. As a result, the Fund may be forced to accept a lower price to sell a security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of bonds to raise cash (such as to meet heavy shareholder redemptions), those sales could further reduce the bonds’ prices and hurt performance. The Fund may invest in securities which are, or which become, illiquid. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose readily of illiquid securities when that would be beneficial at a favorable time or price or at prices approximating those at which the Fund currently values them. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Axxes Advisors I LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Fund, the Adviser maintains overall responsibility for the oversight and management of the Fund’s business and activities, subject to the general supervision of the Board. As compensation for these services and the related expenses borne by the Adviser, the Fund has agreed to pay the Adviser as compensation under the Investment Management Agreement (the “Management Fee”). The management fee is calculated and payable monthly in arrears at the annual rate of 1.50% of the Fund’s average daily net assets.

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

The Fund also pays an incentive fee, calculated and payable quarterly in arrears in an amount equal to 3.75% of the Fund’s “pre-incentive fee net income” for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s “adjusted capital,” equal to 1.5% per quarter (or an annualized hurdle rate of 6%), subject to a “catch-up” feature, which allows the Adviser to recover foregone incentive fees that were previously limited by the hurdle rate. For this purpose, “pre-incentive fee net investment income” means interest income, including deferred interest income investments such as original issue discount, debt instruments with payment in-kind, and zero-coupon securities, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Management Fee, expenses reimbursed to the Adviser for any administrative services provided by the Adviser and any interest expense and distributions paid on any issued and outstanding preferred shares, but excluding the incentive fee). “Adjusted capital” means the cumulative gross proceeds received by the Fund from the sale of the Fund’s shares (including pursuant to the DRP), reduced by amounts paid in connection with purchases of the Fund’s shares pursuant to the Fund’s share repurchase program.

The calculation of the incentive fee on pre-incentive fee net investment income for each quarter is as follows:

●	No incentive fee is payable in any calendar quarter in which the Fund’s pre-incentive fee net investment income does not exceed the hurdle rate of 1.50% per quarter (or an annualized rate of 6.00%);

●	100% of the pre-incentive fee net investment income, if any, that exceeds the hurdle rate but is less than or equal to 1.765%. This portion of the pre-incentive fee net investment income (which exceeds the hurdle rate but is less than or equal to 1.765%) is referred to as the “catch-up.” The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15.00% on all of the Fund’s pre-incentive fee net investment income when the pre-incentive fee net investment income reaches 1.765% in any calendar quarter; and

●	15.00% of the amount of the pre-incentive fee net investment income, if any, that exceeds 1.765% in any calendar quarter is payable to the Adviser once the hurdle rate is reached and the catch-up is achieved (15.00% of all pre-incentive fee net investment income thereafter will be allocated to the Adviser).

For the period ended September 30,2025, the Adviser earned $10,195 in management fees and $4,516 in incentive fees and voluntarily waived $10,195 in fees.

The Adviser has engaged Greywolf Capital Management LP to act as the Fund’s Sub-Adviser. Pursuant to the investment sub-advisory agreement dated July 31, 2024, (the “Sub-Advisory Agreement”), by and between the Adviser and the Sub-Adviser, the Sub-Adviser has been delegated broad authority to provide day-to-day portfolio management services to the Fund and determine the composition and allocation of the Fund’s portfolio, the nature and timing of changes therein and the manner of implementing such changes; place orders with respect to, and arrange for, any investment (including executing and delivering all documents relating to investment on behalf of the Fund); identify, evaluate and negotiate the structure of Fund investments; monitor and service Fund investments; and determine securities and other assets that the Fund will purchase, retain or sell. In return the Adviser will pay the Sub-Adviser 50% of the management fee and incentive fee.

The Fund entered into an Expense Limitation and Reimbursement Agreement (the “Expense Limitation Agreement”) with the Adviser on July 31, 2024, as amended and restated on May 22, 2025 pursuant to which the Adviser agreed to waive its monthly fee and pay, absorb or reimburse the Fund’s “Specified Expenses” (as defined below) to the extent necessary so that the Fund’s Specified Expenses do not exceed 2.50% of the average daily value of the Fund’s net assets with respect to any class (the “Expense Cap”). The Expense Limitation Agreement shall remain in effect until July 31, 2026, unless terminated earlier and shall thereafter continue in effect for successive twelve-month periods, provided that such continuance is specifically approved at least annually by a majority of the Trustees of the Fund.

In addition, the Fund has contractually agreed for the first six months after satisfaction of the Minimum Offering Requirement to reduce its management fee by 0.75% per share. The fee waiver terminates at the end of the contract term and is included in the definition of “Specific Expenses”.

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

“Specified Expenses” of the Fund means all expenses incurred in the business of the Fund, including organizational and offering expenses, with the exception of: (i) incentive fee payable by the Fund pursuant to the Investment Advisory Agreement; (ii) distribution and servicing fees in respect of any class of share; (iii) interest expense and other expenses incurred in connection with a possible credit facility for the Fund; (iv) expenses incurred in connection with secondary offerings, co-investments and other investment-related expenses of the Fund; (v) taxes; and (vi) extraordinary expenses (as determined in the sole discretion by the Investment Adviser). To the extent that the Adviser bears Specified Expenses in respect of a class of shares, the Adviser may receive reimbursement for any expense amounts that were previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Expense Limitation Agreement, provided that the Fund may only make a repayment to the Adviser if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed either: (1) the Expense Cap in place at the time such amounts were paid or borne by the Adviser; or (2) the Fund’s current Expense Cap.

During the period ended September 30, 2025, the Adviser waived its fees and reimbursed other expenses in the amount of $106,504.

Administration Agreement

Axxes Capital Inc. (the “Administrator”) serves as the Fund’s administrator. Pursuant to the Administration Agreement, the Administrator is responsible for, or will oversee the performance of, required administrative services, which includes providing office space, equipment and office services, maintaining financial records, preparing reports to shareholders and reports filed with the U.S. Securities and Exchange Commission (the “SEC”), and managing the payment of expenses and the performance of administrative and professional services rendered by others. The Fund will reimburse the Administrator for services performed for the Fund pursuant to the terms of the Administration Agreement. In addition, pursuant to the terms of the Administration Agreement, the Administrator may delegate its obligations under the Administration Agreement to an affiliate or to a third party and the Fund will reimburse the Administrator for any services performed for the Fund by such affiliate or third party.

Unless earlier terminated as described below, the Administration Agreement will remain in effect for a period of two years from the date it first becomes effective and will remain in effect from year-to-year thereafter if approved annually by a majority of the Board or by the holders of a majority of the Fund’s outstanding voting securities and, in each case, a majority of the Independent Trustees. The Fund may terminate the Administration Agreement, without payment of any penalty, upon 60 days’ written notice. The decision to terminate the agreement may be made by a majority of the Board or by the affirmative vote of a majority of the outstanding Shares. In addition, the Administrator may terminate the Administration Agreement, without payment of any penalty, upon 60 days’ written notice.

Sub-Administration Agreement

Ultimus Fund Solutions LLC (the “Sub-Administrator”) serves as the Fund’s Sub-Administrator. Pursuant to the Sub-Administration Services Agreement, the Sub-Administrator provides certain administrative services necessary for the Fund’s operation. Pursuant to the Sub-Administration Services Agreement, the Sub-Administrator will receive compensation from the Advisor.

Distributor

Under the terms of a distribution agreement (the “Distribution Agreement”) between the Fund and Ultimus Fund Distributors LLC (the “Distributor”), the Distributor distributes the Fund’s shares on a “best efforts” basis. The Distributor may enter into selected dealer agreements with various brokers and dealers and their agents that have agreed to participate in the distribution of shares. Additionally, the Distributor is authorized to retain other service providers to provide ongoing investor services and account maintenance services to shareholders. The Fund will pay a monthly fee to the Distributor out of the net assets of Class A Shares for shareholder servicing at an annual rate of 0.25% of the aggregate net asset value of Class A Shares and a monthly fee out of the net assets of Class C Shares at the annual rate of 0.75% for distribution and 0.25% for shareholder servicing of

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

the aggregate net asset value of Class C Shares, determined and accrued as of the last day of each calendar month (before any repurchases of Shares). The Fund will not pay any fee to the Distributor with respect to the distribution of Class I Shares.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2025, amounted to $7,218,269 and $566,563 respectively.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2025, was as follows:

			Total Unrealized
	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	Depreciation
$7,024,631	$9,960	$(40,033)	$(30,073)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of the control of the Fund, under section 2[a] 9 of the Act. As of September 30, 2025, Axxes Investments B3, LLC held 98.6% of the voting securities of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned by Axxes Investments B3, LLC are also beneficially owned by Axxes Investments B3, LLC.

8.	REPURCHASE OFFERS

The Fund is an “interval fund” and, in order to provide liquidity to shareholders, it intends to conduct quarterly repurchase offers of the outstanding shares at NAV, subject to approval of the Board. In each quarter, such repurchase offers will be at least 5% of its outstanding shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding shares under ordinary circumstances. If shareholders tender for repurchase more than 5% of the outstanding shares (the “Repurchase Offer Amount”), the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the repurchase request deadline, the Fund will repurchase shares pro rata based upon the number of shares tendered by each shareholder. Repurchase offers and the need to fund repurchase obligations may affect the Fund’s ability to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments.

As of September 30, 2025, the Fund did not make any repurchase offers during the reporting period.

9.	ACCOUNTING PROUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Axxes Opportunistic Credit Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2025

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded there are no subsequent events that would have an impact requiring adjustment or disclosure in the financial statements except for those items disclosed elsewhere in these consolidated financial statements.

Axxes Opportunistic Credit Fund	Board Approval of Advisory Agreements
September 30, 2025 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Axxes Opportunistic Credit Fund (the “Fund”) held on July 31, 2024, the Board, including a majority of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Fund, considered and approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and Axxes Advisors I LLC (the “Adviser”).

In making its determination regarding the Advisory Agreement, the Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have aﬀorded diﬀerent weight to the various factors in reaching conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered the materials provided by the Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Adviser, including an overview of the Adviser and the personnel that would perform services for the Fund. The Board considered that the Adviser is a newly established investment advisor with plans to launch multiple registered funds focused on private market investment strategies. The Board reviewed the qualifications of the Adviser’s key personnel and expressed satisfaction with their depth of expertise and industry knowledge. The Board discussed the Adviser’s financial condition and its ability to support the launch of the Fund and manage the Fund after it commences operations. The Board considered the risks associated with managing the Fund and reviewed the Adviser’s compliance infrastructure, which included comprehensive policies and procedures and a dedicated chief compliance officer. After discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to perform its duties under the Advisory Agreement and oversee the Sub-Adviser, and that the nature, overall quality, and extent of the management services that the Adviser would provide to the Fund would be satisfactory.

Performance. The Board noted that because the Fund had not yet commenced operations, it could not consider the Fund’s past performance. The Board acknowledged that the Adviser did not currently manage any other pooled investment vehicles or accounts. The Board reviewed the experience of the investment teams and considered their qualifications. The Board agreed that the investment teams’ extensive experience managing and/or underwriting private equity and credit investments. After further discussion, the Board concluded that the Adviser had the potential to provide reasonable returns for the Fund.

Fees and Expenses. The Board discussed the Adviser’s proposed annual management fee of 1.50% of the Fund’s net assets. The Board considered that the proposed fee was in line with the peer group’s average fee. The Board acknowledged that the Adviser would charge an incentive fee based on an estimate of the Fund’s performance and that no incentive fee will be paid unless the Fund achieves certain performance targets. The Board discussed other expenses that would be borne by the Fund and its future shareholders as described in the Advisory Agreement. The Board considered that an affiliate of the Adviser would act as the administrator to the Fund and would be reimbursed for expenses incurred in connection with the administration services provided to the Fund. The Board acknowledged that the Fund’s expenses may be inflated for a period after the Fund’s launch, but noted that the Adviser has contractually agreed to limit the Fund’s annual operating expenses to 2.50% of the Fund’s net assets for at least the Fund’s first year of operations. After further discussion, the Board concluded that the fees to be paid to the Adviser were not unreasonable.

Economies of Scale. The Board considered that the Fund had not yet launched and thus did not benefit from economies of scale. The Board agreed to revisit the topic at a later date.

Profitability. The Board noted that the Adviser expected to derive a modest profit from managing the Fund during the first and second years of the Fund’s operations. The Board considered the projected asset growth of the Fund and the considerable startup expenses and concluded that excessive profitability was not an issue at the present time.

Axxes Opportunistic Credit Fund	Board Approval of Advisory Agreements
September 30, 2025 (Unaudited)

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, the Board determined that approval of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

At a meeting of the Board of Trustees (the “Board”) of Axxes Opportunistic Credit Fund (the “Fund”) held on July 31, 2024, the Board, including a majority of the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Fund or Axxes Advisors I, LLC (the “Adviser”), considered and approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Fund and Greywolf Capital Management (the “Sub-Advisor”).

In making its determination regarding the Sub-Advisory Agreement, the Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee might have aﬀorded diﬀerent weight to the various factors in reaching conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees considered materials provided by the Sub-Adviser regarding the nature, extent and quality of the services to be provided to the Fund by the Sub-Adviser, including an overview of the Sub-Adviser and the personnel that would perform services for the Fund. The Trustees considered the Sub-Adviser’s long track record, and significant expertise, investing in performing credit (including par bank loans), distressed and event driven securities, special situations, hard assets and structured credit. The Board reviewed the qualifications of the Sub-Adviser’s key personnel and expressed satisfaction with their depth of expertise and industry knowledge. The Board discussed the Sub-Adviser’s financial condition and its ability to provide the services required under the Sub-Advisory Agreement. The Board considered the risks associated with managing the Fund and reviewed the Sub-Adviser’s compliance infrastructure, which included comprehensive policies and procedures and a dedicated chief compliance officer. After discussion, the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, and compliance policies and procedures essential to perform its duties under the Sub-Advisory Agreement and that the nature, overall quality, and extent of the sub-advisory services that it would provide to the Fund would be satisfactory.

Performance. The Board noted that because the Fund had not yet commenced operations, it could not consider the Fund’s past performance. The Board reviewed the experience of each portfolio manager of the Sub-Adviser and considered their qualifications. The Board agreed that each portfolio manager had extensive experience managing performing credit, distressed and event driven securities, special situations, hard assets and structured credit investments. After further discussion, the Board concluded that the Sub-Adviser had the potential to provide reasonable returns for the Fund.

Sub-Advisory Fees. The Trustees noted that the Adviser, and not the Fund, is responsible for paying the fees charged by the Sub-Adviser.

Economies of Scale. The Board considered that the Fund had not yet launched and thus did not benefit from economies of scale. The Board agreed to revisit the topic at a later date.

Profitability. The Board noted that the Sub-Adviser does not expect any meaningful profitability from the services to be provided to the Fund at the present time.

Conclusion. Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE

Adopted: February 28, 2024

FACTS	WHAT DOES AXXES OPPORTUNISTIC CREDIT FUND DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●       Social Security number

●       Account balances

●       Account transactions

●       Transaction history

●       Wire transfer instructions

●       Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call the Axxes CCO at(786) 885-4821

Who we are
Who is providing this notice?	Axxes Opportunistic Credit Fund
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●       Open an account

●       Provide account information

●       Give us your contact information

●       Make a wire transfer

●       Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     Sharing for affiliates’ everyday business purposes –information about your creditworthiness

●     Affiliates from using your information to market to you

●     Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-462-9937 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-462-9937.

Investment Adviser
Axxes Advisors I LLC
3011 Ponce de Leon Blvd, Suite 1420
Coral Gables, Florida 33134

Sub-Adviser
Greywolf Capital Management LP
4 Manhattanville Rd. Suite 201
Purchase, NY 10577

Sub-Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)       Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to closed-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable – Closed-End Fund.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Not applicable – Closed-End Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto Exhibit 99. CERT

(a)(4) Not applicable.

(b)       Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Axxes Opportunistic Credit Fund

By (Signature and Title)

/s/ Joseph DaGrosa, Jr.

Joseph DaGrosa, Jr., Principal Executive Officer/ President

Date 12/09/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph DaGrosa, Jr.

Joseph DaGrosa, Jr., Principal Executive Officer/ President

Date 12/09/25

By (Signature and Title)

/s/ Gary Bachman

Gary Bachman, Principal Financial Officer/ Treasurer

Date 12/09/25